Tax - Movement of deferred tax assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	$ 7,353	$ 6,460
Liabilities	(2,813)	(2,169)
Deferred tax asset (liability)	4,540	4,291
Income statement	(1,024)	(192)
Other comprehensive income	(890)	287
Equity	29	20
Foreign exchange and other adjustments	39	134
Deferred tax asset (liability)	2,694	4,540
Assets	6,324	7,353
Liabilities	(3,630)	(2,813)
Deferred tax assets	4,676	6,163
Deferred tax liabilities	1,982	1,623
Loan impairment provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	950	1,351
Deferred tax asset (liability)	950	1,351
Income statement	(235)	(279)
Other comprehensive income	3
Foreign exchange and other adjustments	(5)	(122)
Deferred tax asset (liability)	713	950
Assets	713	950
Unused tax losses and tax credits
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	2,212	1,388
Deferred tax asset (liability)	2,212	1,388
Income statement	(873)	876
Other comprehensive income	(6)
Foreign exchange and other adjustments	40	(52)
Deferred tax asset (liability)	1,373	2,212
Assets	1,373	2,212
Derivatives, FVOD and other investments
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,441	1,400
Liabilities	(274)	(230)
Deferred tax asset (liability)	1,167	1,170
Income statement	(397)	18
Other comprehensive income	368	28
Foreign exchange and other adjustments	51	(49)
Deferred tax asset (liability)	1,189	1,167
Assets	1,282	1,441
Liabilities	(93)	(274)
Insurance business
Reconciliation of changes in deferred tax liability (asset) [abstract]
Liabilities	(1,170)	(1,056)
Deferred tax asset (liability)	(1,170)	(1,056)
Income statement	12	(123)
Foreign exchange and other adjustments	(24)	9
Deferred tax asset (liability)	(1,182)	(1,170)
Liabilities	(1,182)	(1,170)
Expense provisions
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	893	1,271
Deferred tax asset (liability)	893	1,271
Income statement	(269)	(370)
Other comprehensive income		0
Foreign exchange and other adjustments	19	(8)
Deferred tax asset (liability)	643	893
Assets	643	893
Other
Reconciliation of changes in deferred tax liability (asset) [abstract]
Assets	1,857	1,050
Liabilities	(1,369)	(883)
Deferred tax asset (liability)	488	167
Income statement	738	(314)
Other comprehensive income	(1,255)	259
Equity	29	20
Foreign exchange and other adjustments	(42)	356
Deferred tax asset (liability)	(42)	488
Assets	2,313	1,857
Liabilities	$ (2,355)	$ (1,369)